Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Basis of presentation and significant accounting policies
Schedule of list of subsidiaries of the Group

	% of ownership as at March 31
Subsidiary	2016	2015
Luxoft International Company Ltd.	100.00%	100.00%
Excelian (Singapore) Pte Ltd	100.00%	n/a
Symtavision Inc.	100.00%	n/a
Symtavision GmbH	100.00%	n/a
Luxoft Luxembourg S.a.r.l	100.00%	n/a
Luxoft Sweden	100.00%	n/a
Luxoft Netherlands B.V.	100.00%	n/a
Luxoft UK Ltd.	100.00%	100.00%
Excelian Ltd. (UK)	100.00%	100.00%
Luxoft USA, Inc.	100.00%	100.00%
Radius Inc.	100.00%	100.00%
Excelian, Inc	100.00%	100.00%
Luxoft Canada Ltd.	100.00%	100.00%
Excelian Ltd. (Canada)	100.00%	100.00%
Luxoft Eastern Europe Ltd.	100.00%	100.00%
Luxoft Mexico S.A. de C.V.	100.00%	100.00%
Luxoft Singapore PTE. LTD.	100.00%	100.00%
Luxoft Poland sp.z.o.o.	100.00%	100.00%
Luxoft GmbH	100.00%	100.00%
Luxoft (Switzerland) GmbH	100.00%	100.00%
Luxoft Global Operations GmbH	100.00%	100.00%
Luxoft Vietnam Company Ltd.	100.00%	100.00%
Luxoft Bulgaria EOOD	100.00%	100.00%
Luxoft Professional Romania S.R.L.	100.00%	100.00%
Software ITC S.A.	99.40%	99.40%
Luxoft Services, LLC	100.00%	100.00%
Luxoft Professional, LLC	100.00%	100.00%
Luxoft Research, LLC	100.00%	100.00%
Luxoft Dubna, LLC	100.00%	100.00%
Luxoft Training Center	100.00%	100.00%
Luxoft Ukraine LLC	100.00%	100.00%

Schedule of prevailing exchange rates used to re-measure monetary assets and liabilities denominated in currencies different from the functional currency

March 31, 2016		March 31, 2015		March 31, 2014
US 1$ =	0.9650 CHF	US 1$ =	1.0389 CHF	US 1$ =	1.1272 CHF
US 1$ =	67.6076 RUR	US 1$ =	58.4643 RUR	US 1$ =	35.6871 RUR
US 1$ =	26.2181 UAH	US 1$ =	23.4426 UAH	US 1$ =	10.955 UAH
US 1$ =	0.88 EUR	US 1$ =	0.92 EUR	US 1$ =	0.73 EUR
US 1$ =	3.9349 RON	US 1$ =	4.1115 RON	US 1$ =	3.2304 RON
US 1$ =	0.69 GBP	US 1$ =	0.67 GBP	US 1$ =	0.601 GBP
US 1$ =	3.759 PLN	US 1$ =	3.776 PLN	US 1$ =	3.081 PLN

Summary of changes in qualifying accounts

	Balance at the beginning of period	Charged to costs and expenses	Reversals / write-offs	Balance at the end of period
Allowance for doubtful accounts
For the year ended March 31, 2014	487	386	(222)	651
For the year ended March 31, 2015	651	805	(157)	1,299
For the year ended March 31, 2016	1,299	311	(1,531)	79

Schedule of estimated useful lives for property and equipment

Buildings	25 years
Furniture and fixtures and motor vehicles	5 years
Exhibition and demonstration equipment	3 - 4 years
Assets under capital lease	3 years
Computers and office equipment	3 years
Capitalized software	3 years
Leasehold improvements	according to lease contracts

Schedule of fair value of assets and liabilities measured at fair value

	As of March 31, 2016
	Total	Level 1	Level 2	Level 3
Recurring fair value measurements
Contingent consideration	8,096	—	—	8,096
Foreign currency derivatives	2,476	—	2,476	—

Total liabilities measured at fair value	$10,572	$—	$2,476	$8,096

Reconciliation from the opening balance to the closing balance for recurring fair value measurements categorized within Level 3

Balances at March 31, 2015	$23,122
Transfers out of Level 3	(6,306)
Gain for the period included in earnings	(2,536)
Additions and settlements
Acquisitions	501
Settled in shares	(559)
Settled in cash	(6,126)

Balances at March 31, 2016	$8,096